Deferred Income Taxes (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Non-capital losses carried forward	$ 0	$ 0
Deferred tax assets	0	0
Deferred tax liabilities
Held for trading securities	0	0
Book value over tax value of property, plant and equipment	0	0
Book value over tax value of mineral properties	0	0
Deferred tax liabilities	0	0
Net deferred tax assets	$ 0	$ 0